Risk management - Disclosure of main credit risk aggregates arising on customer business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 283,497	€ 243,203	€ 193,716
Recoveries on loans previously written off	€ 1,606
Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	3.05%	3.14%	3.08%
NPL coverage ratio	65.00%	66.00%	68.00%
Net loan-loss provisions	€ 12,333	€ 12,458	€ 10,509
Cost of risk (in percent)	1.15%	1.18%	0.99%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ (349)	€ (286)	€ (226)
Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	1,157,274	1,133,898	1,124,121
Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 35,265	€ 35,620	€ 34,673
Spain
Disclosure of credit risk exposure [line items]
NPL ratio	2.68%
NPL coverage ratio	53.00%
Cost of risk (in percent)	0.50%
Spain | Accumulated impairment
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ (1,132)
Europe
Disclosure of credit risk exposure [line items]
NPL ratio	2.15%
Europe | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	2.15%	2.32%	2.37%
NPL coverage ratio	50.00%	49.00%	52.00%
Net loan-loss provisions	€ 1,862	€ 2,533	€ 2,396
Cost of risk (in percent)	0.32%	0.44%	0.39%
Europe | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 640,094	€ 624,696	€ 639,996
Europe | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 13,774	€ 14,495	€ 15,186
Europe | Spain | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	2.68%	3.06%	3.27%
NPL coverage ratio	53.00%	49.00%	51.00%
Net loan-loss provisions	€ 1,259	€ 1,522	€ 1,618
Cost of risk (in percent)	0.50%	0.62%	0.61%
Europe | Spain | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 285,883	€ 278,569	€ 293,197
Europe | Spain | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 7,672	€ 8,529	€ 9,598
Europe | UK | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	1.33%	1.42%	1.21%
NPL coverage ratio	29.00%	30.00%	34.00%
Net loan-loss provisions	€ 64	€ 247	€ 316
Cost of risk (in percent)	0.03%	0.10%	0.12%
Europe | UK | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 248,061	€ 247,360	€ 253,455
Europe | UK | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 3,299	€ 3,518	€ 3,059
Europe | Portugal | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	2.40%	2.59%	2.99%
NPL coverage ratio	79.00%	83.00%	79.00%
Net loan-loss provisions	€ 11	€ 77	€ 17
Cost of risk (in percent)	0.03%	0.20%	0.04%
Europe | Portugal | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 41,418	€ 39,503	€ 41,755
Europe | Portugal | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 993	€ 1,024	€ 1,247
Europe | Poland | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	3.66%	3.55%	3.80%
NPL coverage ratio	62.00%	73.00%	74.00%
Net loan-loss provisions	€ 511	€ 674	€ 440
Cost of risk (in percent)	1.38%	2.08%	1.43%
Europe | Poland | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 44,704	€ 39,329	€ 33,350
Europe | Poland | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 1,636	€ 1,397	€ 1,268
North America
Disclosure of credit risk exposure [line items]
NPL ratio	4.22%
North America | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	4.22%	4.09%	3.03%
NPL coverage ratio	70.00%	74.00%	93.00%
Net loan-loss provisions	€ 3,786	€ 3,733	€ 2,538
Cost of risk (in percent)	2.04%	2.05%	1.49%
North America | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 198,607	€ 190,720	€ 185,614
North America | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 8,375	€ 7,805	€ 5,629
North America | US
Disclosure of credit risk exposure [line items]
NPL ratio	4.72%
Cost of risk (in percent)	1.82%
North America | US | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	4.72%	4.57%	3.25%
NPL coverage ratio	64.00%	68.00%	90.00%
Net loan-loss provisions	€ 2,507	€ 2,593	€ 1,744
Cost of risk (in percent)	1.82%	1.92%	1.35%
North America | US | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 148,643	€ 137,893	€ 140,452
North America | US | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 7,012	€ 6,303	€ 4,571
North America | Mexico | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	2.71%	2.82%	2.32%
NPL coverage ratio	100.00%	100.00%	107.00%
Net loan-loss provisions	€ 1,277	€ 1,135	€ 788
Cost of risk (in percent)	2.64%	2.43%	1.95%
North America | Mexico | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 49,927	€ 52,785	€ 45,107
North America | Mexico | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 1,352	€ 1,489	€ 1,047
South America
Disclosure of credit risk exposure [line items]
NPL ratio	5.42%
South America | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	5.42%	5.72%	6.20%
NPL coverage ratio	77.00%	78.00%	76.00%
Net loan-loss provisions	€ 5,478	€ 5,401	€ 5,041
Cost of risk (in percent)	3.50%	3.36%	3.32%
South America | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 171,301	€ 177,380	€ 167,348
South America | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 9,287	€ 10,142	€ 10,381
South America | Brazil
Disclosure of credit risk exposure [line items]
NPL coverage ratio	83.00%	85.00%
Net loan-loss provisions	€ 4,487
Cost of risk (in percent)	4.51%	4.77%
South America | Brazil | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	6.14%	6.56%	7.57%
NPL coverage ratio	83.00%	85.00%	80.00%
Net loan-loss provisions	€ 4,487	€ 4,701	€ 4,417
Cost of risk (in percent)	4.51%	4.77%	4.79%
South America | Brazil | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 104,519	€ 113,937	€ 101,801
South America | Brazil | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 6,418	€ 7,479	€ 7,705
South America | Chile | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	5.37%	5.01%	4.99%
NPL coverage ratio	50.00%	53.00%	56.00%
Net loan-loss provisions	€ 497	€ 365	€ 399
Cost of risk (in percent)	1.19%	0.80%	0.93%
South America | Chile | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 44,590	€ 46,565	€ 47,811
South America | Chile | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 2,394	€ 2,332	€ 2,384
South America | Argentina | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	2.06%	1.99%	2.08%
NPL coverage ratio	177.00%	166.00%	180.00%
Net loan-loss provisions	€ 284	€ 150	€ 132
Cost of risk (in percent)	4.59%	6.64%	2.91%
South America | Argentina | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 8,411	€ 3,903	€ 5,844
South America | Argentina | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 173	€ 78	€ 122
DCB Europe | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	2.50%	2.12%	2.06%
NPL coverage ratio	83.00%	88.00%	93.00%
Net loan-loss provisions	€ 1,209	€ 792	€ 544
Cost of risk (in percent)	0.88%	0.62%	0.45%
DCB Europe | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 141,312	€ 135,608	€ 125,339
DCB Europe | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 3,527	€ 2,877	€ 2,583
Corporate Centre | Credit risk
Disclosure of credit risk exposure [line items]
NPL ratio	5.06%	5.48%	15.35%
NPL coverage ratio	25.00%	33.00%	2.00%
Net loan-loss provisions	€ (3)	€ (2)	€ (10)
Cost of risk (in percent)	(0.05%)	(0.04%)	(0.14%)
Corporate Centre | Customers | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 5,959	€ 5,494	€ 5,824
Corporate Centre | Customers | Financial instruments credit-impaired | Accumulated impairment | Credit risk
Disclosure of credit risk exposure [line items]
Credit impaired loans	€ 301	€ 301	€ 894